CONSOLIDATED STATEMENT OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Non-current assets
Intangible assets	$ 2,061,043	¥ 13,448,304	¥ 13,764,460
Property, plant and equipment	15,423,472	100,638,000	103,408,976
Investment properties	245,498	1,601,876	1,503,266
Right-of-use assets	2,189,707	14,287,838	15,890,437
Investments in joint ventures	517,173	3,374,553	3,385,582
Investments in associates	1,405,887	9,173,410	9,512,401
Other financial assets measured at fair value	233,977	1,526,703	2,239,251
Deferred tax assets	227,009	1,481,235	1,522,729
Other non-current assets	485,198	3,165,920	3,208,922
Total non-current assets	22,788,964	148,697,992	154,436,024
Current assets
Inventories	3,043,181	19,856,754	19,515,641
Trade and notes receivables	1,424,247	9,293,218	7,419,218
Other current assets	973,061	6,349,220	9,178,799
Other financial assets measured at fair value	2,653	17,311	3,503,175
Restricted cash and time deposits	161,845	1,056,037	1,305,781
Cash and cash equivalents (excluding bank overdrafts)	1,476,039	9,631,152	7,778,853
Total current assets	7,081,026	46,203,692	48,701,467
Total assets	29,869,990	194,901,684	203,137,491
Equity attributable to owners of the Company
Share capital	2,608,839	17,022,673	17,022,673
Other equity instruments	687,575	4,486,429	5,487,104
Other reserves	5,297,242	34,564,504	34,369,802
Accumulated losses	(266,911)	(1,741,596)	(2,207,600)
Equity attributable to owners of the parent	8,326,745	54,332,010	54,671,979
Non-controlling interests	2,580,798	16,839,706	16,085,487
Total equity	10,907,543	71,171,716	70,757,466
Non-current liabilities
Interest-bearing loans and borrowings	8,815,034	57,518,097	59,243,563
Other non-current liabilities	329,128	2,147,558	2,220,620
Deferred tax liabilities	220,243	1,437,087	1,712,739
Total non-current liabilities	9,364,405	61,102,742	63,176,922
Current liabilities
Trade and notes payables	2,366,415	15,440,859	12,608,806
Other payables and accrued liabilities	1,648,123	10,754,008	12,415,608
Contract liabilities	214,458	1,399,339	1,638,826
Financial liabilities at fair value through profit or loss	4,090	26,684	805
Income tax payable	45,832	299,053	252,454
Short-term interest-bearing loans and borrowings	5,319,124	34,707,283	42,286,604
Total current liabilities	9,598,042	62,627,226	69,203,103
Total liabilities	18,962,447	123,729,968	132,380,025
Total equity and liabilities	29,869,990	194,901,684	203,137,491
Net current liabilities	2,517,016	16,424,000	20,501,636
Total assets less current liabilities	$ 20,271,948	¥ 132,274,458	¥ 133,934,388